UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal
Target Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alaska — 0.6%
Northern Tobacco Securitization Corp.,
Refunding RB, Tobacco Settlement,
Asset-Backed, Series A, 4.63%,
6/01/23	$10,120	$10,144,086
Arizona — 0.4%
Arizona Health Facilities Authority,
Refunding RB, Phoenix Children's
Hospital, Series A, 5.00%, 2/01/34	6,340	6,835,978
California — 15.5%
ABAG Finance Authority for Nonprofit
Corps., Refunding RB, Odd Fellows
Home California, Series A, 5.00%,
4/01/32	4,500	5,072,265
Anaheim Public Financing Authority,
Refunding RB, Electric Distribution
System, Series A:
4.00%, 10/01/29	15,800	16,894,150
4.00%, 10/01/30	16,425	17,504,944
4.00%, 10/01/31	17,080	18,128,370
California HFA, RB, S/F Mortgage,
Series I, AMT, 4.70%, 8/01/26	10,000	10,001,800
California State Public Works Board, RB,
Series D:
5.00%, 9/01/28	5,090	5,825,149
5.00%, 9/01/29	5,350	6,101,782
5.00%, 9/01/30	2,620	2,976,372
5.00%, 9/01/31	2,905	3,284,538
5.00%, 9/01/32	6,060	6,819,439
5.00%, 9/01/33	3,530	3,957,801
California State Public Works Board, RB,
Series E:
5.00%, 9/01/28	2,240	2,563,523
5.00%, 9/01/29	2,355	2,685,925
5.00%, 9/01/30	2,475	2,811,650
5.00%, 9/01/31	2,600	2,939,690
5.00%, 9/01/32	2,280	2,565,730
5.00%, 9/01/33	2,870	3,217,815
California Statewide Communities
Development Authority, Refunding RB,
Eskaton Properties, Inc., 5.25%,
11/15/34	2,500	2,662,550
El Camino Community College District,
GO, CAB, Election of 2002,
Series C (a):
4.53%, 8/01/30	9,090	4,104,135
4.58%, 8/01/31	12,465	5,336,640
4.68%, 8/01/32	17,435	6,997,886
Grossmont Union High School District,
GO, CAB, Election of 2004, 4.80%,
8/01/32 (a)	29,015	11,370,398
Los Angeles County Public Works
Financing Authority, Refunding RB,
Multiple Capital Projects II:
5.00%, 8/01/30	2,500	2,856,225

	Par (000)	Value
Municipal Bonds
California (concluded)
Los Angeles County Public Works
Financing Authority, Refunding RB,
Multiple Capital Projects II
(concluded):
5.00%, 8/01/31	$3,000	$3,406,020
5.00%, 8/01/32	3,000	3,392,700
5.00%, 8/01/33	2,500	2,800,800
Los Angeles Regional Airports
Improvement Corp., Refunding RB,
LAXFUEL Corp., LA International, AMT:
4.50%, 1/01/27	5,000	5,352,500
5.00%, 1/01/32	4,110	4,518,616
Port of Oakland, Refunding RB, Senior
Lien, Series P, AMT:
5.00%, 5/01/29	6,685	7,535,599
4.50%, 5/01/30	32,220	34,508,909
5.00%, 5/01/31	10,675	11,977,991
4.50%, 5/01/32	21,355	22,642,707
Poway Unified School District, GO,
Election of 2008, Series A (a):
4.25%, 8/01/27	10,000	5,377,800
4.47%, 8/01/30	10,000	4,562,600
4.58%, 8/01/32	12,500	5,110,875
Westlands California Water District,
Refunding RB, Series A (AGM):
5.00%, 9/01/30	1,000	1,141,720
5.00%, 9/01/31	1,000	1,136,320
5.00%, 9/01/32	1,000	1,128,280
		261,272,214
Colorado — 8.4%
City & County of Denver Colorado,
Refunding RB, Airport System
Revenue, Series A, AMT:
4.25%, 11/15/29	33,820	35,716,287
4.25%, 11/15/30	35,210	37,032,470
4.25%, 11/15/31	8,085	8,454,970
4.25%, 11/15/32	2,230	2,318,754
City & County of Denver Colorado,
Refunding RB, Series B, 4.00%,
11/15/31	37,875	39,727,845
Colorado Health Facilities Authority,
Refunding RB, Covenant Retirement
Communities, Series A:
4.50%, 12/01/33	4,595	4,514,955
5.00%, 12/01/33	3,000	3,140,220
Denver West Metropolitan District, GO,
Refunding, Series A (AGM), 4.00%,
12/01/32	6,250	6,545,937
University of Colorado Hospital
Authority, RB, Series A, 5.00%,
11/15/27	4,000	4,621,880
		142,073,318

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
District of Columbia — 0.1%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.50%, 5/15/33	$1,000	$1,181,160
Florida — 8.4%
Broward County Florida Airport System
Revenue, ARB, Series Q-1:
4.00%, 10/01/29	17,200	17,959,036
4.00%, 10/01/30	18,095	18,862,590
4.00%, 10/01/31	18,820	19,458,563
4.00%, 10/01/32	19,575	20,173,212
4.00%, 10/01/33	20,355	20,857,565
City of Tampa Florida, Refunding RB,
H. Lee Moffitt Cancer Center Project,
Series A, 4.00%, 9/01/33	10,000	10,080,600
Hillsborough County IDA, RB, National
Gypsum Co., Series A, AMT, 7.13%,
4/01/30	7,300	7,318,250
Jacksonville Florida Port Authority,
Refunding RB, AMT:
4.50%, 11/01/29	4,685	4,908,006
4.50%, 11/01/30	2,895	3,018,182
4.50%, 11/01/31	3,200	3,336,160
4.50%, 11/01/32	2,300	2,382,501
4.50%, 11/01/33	2,080	2,140,798
Miami-Dade County, Refunding RB,
Sub-Series B, 5.00%, 10/01/32	10,000	11,185,100
		141,680,563
Guam — 0.7%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/30	10,000	11,202,900
Idaho — 0.6%
Idaho Housing and Finance Association,
RB, Series A, 4.00%, 7/15/30	10,000	10,559,900
Illinois — 5.4%
City of Chicago Illinois, GO, CAB
(NPFGC), 4.37%, 1/01/27 (a)	5,000	2,710,200
City of Chicago Illinois, Refunding RB,
O'Hare International Airport
Passenger Facility Charge, Series B,
AMT:
4.00%, 1/01/27	5,000	5,015,650
4.00%, 1/01/29	28,425	28,383,500
City of Chicago Illinois Wastewater
Transmission, RB, Second Lien:
4.00%, 1/01/31	10,375	10,878,084
4.00%, 1/01/32	10,790	11,200,991
4.00%, 1/01/33	11,220	11,576,235
4.00%, 1/01/35	9,135	9,360,360
Illinois Finance Authority, Refunding RB,
Lutheran Home & Services Obligated
Group:
5.00%, 5/15/22	4,335	4,420,616
5.50%, 5/15/27	4,250	4,406,273

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois Finance Authority, Refunding RB,
Lutheran Home & Services Obligated
Group (concluded):
5.50%, 5/15/30	$3,400	$3,488,706
		91,440,615
Indiana — 1.4%
Indiana Finance Authority, Refunding
RB, Community Health Network
Project, Series A, 4.00%, 5/01/35	23,565	23,585,030
Iowa — 2.6%
Iowa State Board of Regents, RB,
University of Iowa Hospitals and
Clinics:
4.00%, 9/01/28	3,375	3,630,656
4.00%, 9/01/29	6,525	6,933,856
4.00%, 9/01/30	6,325	6,655,924
4.00%, 9/01/31	8,650	9,072,985
4.00%, 9/01/32	7,750	8,076,275
4.00%, 9/01/33	9,375	9,745,969
		44,115,665
Massachusetts — 0.1%
Massachusetts HFA, Refunding RB, S/F,
Series 160, AMT, 4.00%, 12/01/32	1,000	1,007,910
Michigan — 0.6%
Michigan State Hospital Finance
Authority, Refunding RB, Trinity Health
Credit Group, Series 2008-C, 4.00%,
12/01/32	9,195	9,604,453
Nebraska — 0.7%
Central Plains Energy Project, RB,
Project No. 3:
5.00%, 9/01/27	7,010	7,792,947
5.00%, 9/01/32	4,500	4,901,400
		12,694,347
New Hampshire — 1.2%
New Hampshire State Turnpike System,
RB, Series C:
4.00%, 8/01/31	3,665	3,921,440
4.00%, 8/01/32	2,290	2,430,469
4.00%, 8/01/33	4,350	4,572,241
4.00%, 8/01/34	4,035	4,217,261
4.00%, 8/01/35	4,745	4,943,341
		20,084,752
New Jersey — 4.1%
New Jersey EDA, ARB, Continental
Airlines, Inc. Project, AMT:
5.25%, 9/15/29	12,230	12,519,973
7.20%, 11/15/30 (b)	10,100	10,137,774
New Jersey EDA, Refunding RB,
Continental Airlines, Inc. Project, AMT,
5.75%, 9/15/27	6,200	6,312,654

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
New Jersey Transportation Trust Fund
Authority, RB, CAB, Series A, 4.19%,
12/15/29 (a)	$18,000	$8,849,520
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 5.25%, 1/01/27	5,000	5,764,550
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1-A:
4.50%, 6/01/23	9,895	9,650,593
4.63%, 6/01/26	16,935	16,152,942
		69,388,006
New York — 3.0%
Metropolitan Transportation Authority,
Refunding RB, Series F, 5.00%,
11/15/30	38,000	44,294,320
Onondaga Civic Development Corp., RB,
St. Joseph's Hospital Health Center,
4.50%, 7/01/32	5,700	5,611,935
		49,906,255
North Carolina — 0.1%
North Carolina Medical Care
Commission, RB, Mission Health
Combined Group, 4.63%, 10/01/30	2,000	2,158,140
North Dakota — 0.2%
North Dakota HFA, RB, Series A, 3.60%,
7/01/32	3,240	3,281,666
Pennsylvania — 2.7%
Allentown Neighborhood Improvement
Zone Development Authority, RB,
Series A:
5.00%, 5/01/27	6,750	7,407,787
5.00%, 5/01/28	5,000	5,466,400
5.00%, 5/01/29	3,745	4,081,863
5.00%, 5/01/30	5,300	5,767,937
Cumberland County Municipal Authority,
Refunding RB, Asbury Pennsylvania
Obligation Group:
5.00%, 1/01/22	750	787,065
5.25%, 1/01/27	1,275	1,327,619
5.25%, 1/01/32	2,000	2,060,740
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital
Obligation Group, 5.00%, 6/01/31	5,000	5,658,250
Pennsylvania Economic Development
Financing Authority, RB, AMT,
National Gypsum Co.:
Series A, 6.25%, 11/01/27	6,520	6,476,186
Series B, 6.13%, 11/01/27	3,000	2,943,840

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
La Salle University, 4.00%, 5/01/32	$3,000	$3,014,760
		44,992,447
Texas — 11.6%
County of Harris Texas, Refunding RB,
Texas Toll Road, Senior Lien, Series C,
4.00%, 8/15/33	12,325	13,169,016
Dallas/Fort Worth International Airport,
Refunding RB, AMT:
Series E, 4.00%, 11/01/32	6,915	6,964,995
Series E, 4.13%, 11/01/35	10,435	10,491,558
Series F, 5.00%, 11/01/29	12,820	14,255,712
Series F, 5.00%, 11/01/30	15,565	17,285,088
Series F, 5.00%, 11/01/31	10,000	11,053,500
Series F, 5.00%, 11/01/32	17,170	18,903,312
Love Field Airport Modernization Corp.,
RB, Southwest Airlines Co. Project,
AMT, 5.00%, 11/01/28	5,750	6,195,510
Midland County Fresh Water Supply
District No 1, RB, City of Midland
Project, Series A, 5.00%, 9/15/31	2,435	2,864,315
Midland County Fresh Water Supply
District No 1, RB, CAB, City of Midland
Project, Series A (a):
4.13%, 9/15/31	6,235	2,883,875
4.28%, 9/15/32	15,135	6,521,369
Red River Health Facilities Development
Corp., RB, Wichita Falls Retirement
Foundation Project:
4.70%, 1/01/22	1,000	1,009,140
5.50%, 1/01/32	1,000	1,040,810
San Antonio Public Facilities Corp.,
Refunding RB, Convention Center
Refinancing and Expansion Project:
4.00%, 9/15/30	15,000	15,852,150
4.00%, 9/15/31	19,475	20,497,437
4.00%, 9/15/32	18,075	18,807,941
4.00%, 9/15/33	11,000	11,343,970
4.00%, 9/15/34	11,885	12,196,981
4.00%, 9/15/35	4,500	4,603,140
		195,939,819
Vermont — 0.1%
Vermont EDA, Refunding MRB, Wake
Robin Corp. Project, 5.40%, 5/01/33	2,400	2,518,920
Virginia — 0.2%
Virginia Small Business Financing
Authority, RB, Senior Lien, Express
Lanes LLC, AMT, 5.00%, 7/01/34	3,940	4,131,681

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Washington — 1.8%
Greater Wenatchee Regional Events
Center Public Facilities District,
Refunding RB, Series A:
3.50%, 9/01/18	$1,025	$1,004,275
3.75%, 9/01/19	1,060	1,038,662
4.13%, 9/01/21	1,145	1,114,738
4.50%, 9/01/22	1,000	988,990
5.00%, 9/01/27	1,000	1,004,560
5.25%, 9/01/32	1,000	1,001,450
Port of Seattle Industrial Development
Corp., Refunding RB, Special
Facilities, Delta Airline, Inc. Project,
AMT, 5.00%, 4/01/30	5,000	5,037,350
State of Washington, COP, State and
Local Agency Real and Personal
Property Taxes, Series B:
4.00%, 7/01/29	4,105	4,400,765
4.00%, 7/01/30	4,290	4,573,269
4.00%, 7/01/31	4,470	4,749,867
4.00%, 7/01/32	4,590	4,850,023
		29,763,949
Wisconsin — 0.4%
Public Finance Authority, Refunding RB,
Airport Facilities, Senior Series B,
AMT, 5.25%, 7/01/28	2,250	2,400,953
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Marquette University, 4.00%,
10/01/32	4,520	4,688,686
		7,089,639
Total Long-Term Investments
(Cost – $1,185,105,857) – 70.9%		1,196,653,413

Short-Term Securities
California — 2.2%
California Statewide Communities
Development Authority, Refunding RB,
VRDN, Los Angeles County Museum
of Art Project (Union Bank NA LOC),
0.21%, 11/07/12 (c)	20,400	20,400,000
Metropolitan Water District of Southern
California, Refunding RB, VRDN,
Series A-2 (US Bank NA SBPA), 0.20%,
11/01/12 (c)	16,355	16,355,000
		36,755,000

	Par (000)	Value
Short-Term Securities
Florida — 3.5%
City of Jacksonville Florida, Refunding
RB, VRDN, Series A (JPMorgan Chase
Bank SBPA), 0.20%, 11/01/12 (c)	$33,535	$33,535,000
Orlando & Orange County Expressway
Authority, Refunding RB, VRDN,
Series C-1 (JPMorgan Chase Bank
LOC), 0.20%, 11/01/12 (c)	26,000	26,000,000
		59,535,000
Illinois — 3.0%
Illinois Finance Authority, Refunding RB,
VRDN (JPMorgan Chase Bank LOC) (c):
Elmhurst Memorial
Healthcare, Series B, 0.23%,
11/01/12	34,060	34,060,000
The Carle Foundation,
Series E, 0.23%, 11/01/12	17,000	17,000,000
		51,060,000
Louisiana — 2.3%
East Baton Rouge Parish Industrial
Development Board, Inc., RB, VRDN,
Exxon Mobil Project, Series B, 0.22%,
11/01/12 (c)	19,900	19,900,000
Louisiana Public Facilities Authority, RB,
VRDN, Air Products & Chemicals
Projects, 0.21%, 11/01/12 (c)	18,900	18,900,000
		38,800,000
Massachusetts — 4.8%
Commonwealth of Massachusetts, GO,
VRDN, Consolidated Loan, Series B
(JPMorgan Chase Bank SBPA), 0.25%,
11/01/12 (c)	24,000	24,000,000
Massachusetts Health & Educational
Facilities Authority, RB, VRDN,
Stonehill College, Series K (JPMorgan
Chase Bank LOC), 0.21%,
11/01/12 (c)	21,000	21,000,000
Massachusetts State Department of
Transportation, Refunding RB, VRDN,
Series A-5 (Barclays Bank SBPA),
0.20%, 11/07/12 (c)	35,300	35,300,000
		80,300,000
Mississippi — 0.5%
Mississippi Business Finance Corp., RB,
VRDN, Chevron USA, Inc. Project,
Series H, 0.23%, 11/01/12 (c)	9,050	9,050,000
New York — 4.1%
City of New York, New York, GO, Sub-
Series B-9 (JPMorgan Chase Bank
LOC), 0.18%, 11/07/12 (c)	22,100	22,100,000

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Target Term Trust (BTT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Short-Term Securities
New York (concluded)
New York State Local Government
Assistance Corp., Refunding RB,
VRDN, Subordinate Lien (JPMorgan
Chase Bank SBPA) (c):
Series B-3V, 0.20%, 11/07/12	$23,390	$23,390,000
Series B-7V, 0.19%, 11/07/12	23,500	23,500,000
		68,990,000
North Carolina — 0.6%
City of Raleigh North Carolina, COP,
VRDN, Downtown Improvement
Project, Series A (Wells Fargo Bank
NA SBPA), 0.20%, 11/07/12 (c)	9,400	9,400,000
Pennsylvania — 1.3%
Philadelphia School District, GO,
Refunding, VRDN, Series F (Barclays
Bank LOC), 0.21%, 11/01/12 (c)	22,490	22,490,000
Texas — 5.9%
City of Austin Texas, Refunding RB,
VRDN, Series 2008 (Bank of Tokyo-
Mitsubishi UFJ LOC), 0.20%,
11/01/12 (c)	30,275	30,275,000
JPMorgan Chase Putters/Drivers Trust,
RB, VRDN, PUTTERS, Series 4262
(JPMorgan Chase Bank Liquidity
Facility), 0.23%, 11/01/12 (c)(d)	70,000	70,000,000
		100,275,000
Utah — 0.9%
City of Murray Utah, RB, IHC Health
Services, Inc., VRDN, Series D (Wells
Fargo Bank NA SBPA), 0.21%,
11/01/12 (c)	14,400	14,400,000
West Virginia — 2.1%
West Virginia EDA, Refunding RB, VRDN,
Appalachian Power Co., Series A, AMT
(Mizuho Corporate Bank LOC), 0.23%,
11/01/12 (c)	35,000	35,000,000
	Shares

Money Market Fund — 0.0%
FFI Institutional Tax-Exempt Fund,
0.04% (e)(f)	24,441	24,441
Total Short-Term Securities
(Cost – $526,079,441) – 31.2%		526,079,441
Total Investments (Cost - $1,711,185,298*) – 102.1%		1,722,732,854
Liabilities in Excess of Other Assets – (2.1)%		(34,670,985)
Net Assets – 100.0%		$ 1,688,061,869

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,711,185,298
Gross unrealized appreciation	$11,804,449
Gross unrealized depreciation	(256,893)
Net unrealized appreciation	$11,547,556

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Net Activity	Shares Held at October 31, 2012	Income
FFI Institutional Tax-
Exempt Fund	24,441	24,441	$533

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock Municipal Target Term Trust (BTT)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$1,196,653,413	—	$1,196,653,413
Short-Term
Securities	$24,441	526,055,000	—	526,079,441
Total	$24,441	$1,722,708,413	—	$1,722,732,854

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, a bank overdraft of $515,722 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNICIPAL TARGET TERM TRUST	OCTOBER 31, 2012	6

Item 2 – Controls and Procedures

2(a)        The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Target Term Trust

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Target Term Trust

Date: December 21, 2012